Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 28, 2016
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
Important Notice Regarding Change in
ETF Ticker and Related Matters

GLOBAL X FUNDS
Global X Gold Explorers ETF (the “Fund”)

Supplement dated September 19, 2016 to the Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2016, as amended and supplemented from time to time

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The Summary Prospectus, Prospectus and Statement of Additional Information is hereby amended and supplemented to reflect the following change to the ticker symbol of the Fund.

Change in the Ticker Symbol for the Fund

Effective immediately, the Fund's ticker symbol is hereby deleted and replaced with GOEX on the cover page and on page 1 of the Summary Prospectus; on the cover page and on page 15 of the Prospectus; on the cover page, on page 1 and on page 65 of the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE